Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 29,623	$ 398,290
Inventory	290,057	109,573
Prepaid expenses	23,303	81,666
Total current assets	342,983	589,529
Other assets:
Trademark and patents, net	117,616	151,444
Lease deposit	2,823	4,272
Total other assets	120,439	155,716
Total assets	463,422	745,245
Current liabilities:
Accounts payable	637,557	459,654
Accounts payable – related parties	40,415	0
Accrued expenses	630,899	592,621
Accrued expenses – related parties	780,044	538,887
Other payables	224,852	224,852
Notes payable	362,223	297,332
Notes payable – related parties	1,643,578	1,617,881
Warrant liability	690,508	985,163
Total current liabilities	5,010,076	4,716,390
Notes payable, net of current portion	0	75,000
Total liabilities	5,010,076	4,791,390
Commitments and contingencies (Notes 5,6,10 and 12)
Stockholders’ deficit:
Preferred stock, $0.00001 par value: 50,000,000 authorized; no shares outstanding	0	0
Common stock, $0.001 par value: 500,000,000 authorized; 408,317,402 and 393,934,068 shares issued and outstanding, respectively	408,317	393,934
Additional paid-in capital	35,185,874	33,680,146
Accumulated other comprehensive loss	(54,864)	(48,043)
Accumulated deficit	(40,085,981)	(38,072,182)
Total stockholders’ deficit	(4,546,654)	(4,046,145)
Total liabilities and stockholders’ deficit	$ 463,422	$ 745,245